Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting

(22) Segment Reporting

During the fiscal year ended December 31, 2025, the Group disposed of Meidiya and its subsidiaries including the operating entity of its former claims adjusting business, which constituted a discontinued operation. As the discontinued operation previously formed the claims adjusting reportable segment, the comparative segment information has been retrospectively revised to reflect continuing operations only. As of June 30, 2026, the Group operated two reportable segments, including i) the insurance agency segment, which mainly consists of providing agency services for distributing life insurance products and brokerage services for distributing non-life insurance products on behalf of insurance companies and ii) health and wellness (“H&W”) segment which mainly consists of the sales of premium tea products. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The following table shows the Group’s operations by business segment for the six months ended June 30, 2025 and 2026. Other represents revenue and expenses that are not allocated to reportable segments and corporate related items.

	For the six months ended June 30, 2026
	Agency	H&W	Other	Consolidated
	RMB	RMB	RMB	RMB	USD
	(In thousands)
Total revenues	224,493	1,687	—	226,180	33,334
Operating costs and expenses:	—	—	—	—	—
Cost of revenues	(96,946)	(1,651)	—	(98,597)	(14,531)
Selling expenses	(24,926)	—	—	(24,926)	(3,674)
General and administrative expenses	(51,647)	(11)	(18,087)	(69,745)	(10,279)
Total operating costs and expenses	(173,519)	(1,662)	(18,087)	(193,268)	(28,484)
Operating profit (loss)	50,974	25	(18,087)	32,912	4,850
Loss from fair value change	—	—	(1,112)	(1,112)	(164)
Investment loss	—	—	(804)	(804)	(118)
Reversal of (Provision for) credit losses	(800)	(1)	4,000	3,199	472
Interest income	114	—	7	121	18
Financial cost	(2,954)	—	(2)	(2,956)	(436)
Others,net	(17,115)	0	42,031	24,916	3,672
Income before income taxes	30,219	24	26,033	56,276	8,294
Income Tax expense	(5,223)	—	(2,977)	(8,200)	(1,209)
Net income	24,996	24	23,056	48,076	7,085
Net loss attributable to non-controlling interests	207	—	—	207	31
Net income attributable to AIFU Inc.	25,203	24	23,056	48,283	7,116

	For the six months ended June 30, 2025
	Agency	Other	Consolidated
	RMB	RMB	RMB
	(In thousands)
Total revenues	297,447	—	297,447
Operating costs and expenses:
Cost of revenues	(142,567)	—	(142,567)
Selling expenses	(33,228)	10,057	(23,171)
General and administrative expenses	(88,327)	(51,180)	(139,507)
Impairment loss
Total operating costs and expenses	(264,122)	(41,123)	(305,245)
Operating profit (loss)	33,325	(41,123)	(7,798)
Loss from fair value change	—	(17,960)	(17,960)
Investment income	10	5,015	5,025
Gains from disposal of subsidiaries	—	6,313	6,313
Interest income	16	16,605	16,621
Financial cost	(2,209)	—	(2,209)
Provision for credit losses	(37)	(487,546)	(487,583)
Others,net	73	22,573	22,646
Income (Loss) before income taxes	31,178	(496,123)	(464,945)
Income tax expense	(5,940)	(2,460)	(8,400)
Net income (loss)	25,238	(498,583)	(473,345)
Less: net loss attributable to non-controlling interests	4,406	—	4,406
Net income (loss) attributable to AIFU Inc.	29,644	(498,583)	(468,939)

Substantially all of the Group’s revenues for the six months ended June 30, 2025 and 2026 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.